September 30, 2015 Via Electronic Submission	Jason L. Kropp +1 617 526 6421 (t) +1 617 526 5000 (f) jason.kropp@wilmerhale.com

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention:	Amanda Ravitz
Tom Jones

Re:	Acacia Communications, Inc.
Draft Registration Statement on Form S-1
Submitted August 27, 2015
CIK No. 0001651235

Ladies and Gentlemen:

On behalf of Acacia Communications, Inc. (the “Company”), we are responding to the comments contained in the letter dated September 23, 2015 from the staff (the “Staff”) of the Securities and Exchange Commission to Murugesan Shanmugaraj, the Company’s President and Chief Executive Officer, relating to the Confidential Draft Registration Statement on Form S-1 referenced above (the “Registration Statement”). In response to the Staff’s comments, the Company has revised the Registration Statement and is confidentially submitting a revised Registration Statement on Form S-1 (the “Revised Registration Statement”) with this response letter.

The responses set forth below are based upon information provided to Wilmer Cutler Pickering Hale and Dorr LLP by the Company. For convenience, the responses are keyed to the numbering of the comments and the headings used in the Staff’s letter. Where appropriate, the Company has responded to the Staff’s comments by making changes to the disclosure in the Registration Statement as set forth in the Revised Registration Statement.

Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109

Beijing    Berlin    Boston    Brussels    Denver     Frankfurt    London    Los Angeles    New York    Oxford    Palo Alto    Washington

Securities and Exchange Commission

September 30, 2015

On behalf of the Company, we advise you as follows:

Implications of Being an Emerging Growth Company, page 6

1.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

Response: The Company acknowledges the Staff’s request and undertakes to comply with it as applicable. To date, neither the Company nor anyone authorized by it has presented any such written communications to potential investors in reliance on Section 5(d) of the Securities Act.

Management’s Discussion and Analysis of Financial Condition, page 53

Results of Operations - Revenue, page 57

2.	We see your discussion that the significant increase in revenue each period relates to an increase in sales of products within the 100 Gbps product family, as well as the introduction of products in the 400 Gbps product family. Please revise to further explain the reasons for the significant increases each period and quantify each material item that contributed to the increase such as price and/or volume changes. The disclosure should reveal underlying material causes of the factors described and any expected future impact on operating results. For further guidance, please refer to Item 303 and the related instructions in Regulations S-K as well as SEC Interpretive Release No. 33-8350.

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 58 and 61 of the Registration Statement.

Revenue, page 61

3.	Please expand the disclosure in this section to quantify the decrease in revenue in the fourth quarter of 2014 mentioned on page 12.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 12 of the Registration Statement to clarify that the adverse effect on revenue referenced was as compared to the Company’s expectations. The Company has also revised the disclosure on page 64 of the Registration Statement regarding the decrease in revenue from the third quarter to the fourth quarter of 2014. The Company respectfully believes that this disclosure is more appropriate on page 64, which discusses quarterly results, than on page 61, which discusses annual results.

Securities and Exchange Commission

September 30, 2015

Principal and Selling Stockholders, page 116

4.	Please tell us whether any of the selling stockholders are broker-dealers or affiliates of broker-dealers.

Response: The Company informs the Staff that the Company has not yet identified the selling stockholders. Once the Company has identified the selling stockholders, the Company will comply with the Staff’s request.

Industry and Other Data, page 137

5.	Please tell us whether you commissioned any of the third-party data presented in your document.

Response: The Company advises the Staff that the Company did not commission any of the third-party data that is included in the Registration Statement.

Financial Statements

Note 3. Summary of Significant Accounting Policies, page F-8

Revenue Recognition, page F-8

6.	Please tell us more about the software that is integrated into your products. We note page 77 indicates that you use “advanced software,” page 83 discusses your “software intelligence,” page 84 discusses your “proprietary software;” and page 32 discusses the use of open source software. As part of your response, please also clarify how you consider the sale of the software as part of your products and how it impacts your revenue recognition.

Response: The Company respectfully advises the Staff that the Company has considered ASC 985-605, Software – Revenue Recognition, and more specifically the provisions of ASC 985-605-15-4 and ASC 985-605-15-4A. ASC 985-605-15-4 states that products with software and non-software components that function together to deliver the tangible product’s essential functionality are not within the scope of the software revenue recognition guidance. The Company’s products include embedded hardware and software that function together to deliver their essential functionality. In making this determination, the Company considered the following points derived from ASC 985-605-15-4A:

•	The Company does not sell its software on a standalone basis.

•	The Company does not sell modules without the Company’s software loaded into them. The hardware within the module would not function without the embedded software.

Securities and Exchange Commission

September 30, 2015

•	When the Company sells different models of similar products, the Company’s software is always included in both products.

•	Since the hardware and software are sold in an integrated module and both are necessary to deliver the product’s essential functionality, both the hardware and software would be considered non-software elements.

•	The non-software components of the Company’s products substantively contribute to the products’ essential functionality and are delivered at the time of shipment of the module.

Based on the relevant accounting guidance and the above considerations, the Company has concluded that its products are not within the scope of the software revenue recognition guidance.

The	Company has revised the disclosure on page F-8 regarding revenue recognition.

Warranties, page F-11

7.	Please revise to disclose the term of your product warranty in accordance with FASB ASC 460-10-50-4 through 8.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page F-11 of the Registration Statement.

Note 13. Commitments and Contingencies, page F-28

8.	We note from page 32 that you license certain technology from others, however, we do not see any discussion regarding royalty payments in the footnotes. Please revise to disclose the terms of any royalty agreements.

Response: The Company respectfully advises the Staff that the Company has no commitments for future minimum royalty payments under its technology licensing agreements requiring disclosure under ASC 440, Commitments. In response to the Staff’s comment, the Company has revised the disclosure on pages 67 and F-29 of the Registration Statement.

Note 11. Stock Compensation Plan, page F-22

9.	We note from your disclosure on page F-25 that the performance condition for all RSUs is met upon a sale event or 185 days following the IPO, which was not considered probable as of June 30, 2015, and therefore no stock-based compensation expense has been recorded in the consolidated financial statements. Please revise to disclose an estimate of the amount of compensation expense that will be recorded upon determination that the performance condition is probable.

Securities and Exchange Commission

September 30, 2015

Response: In response to the Staff’s comment, the Company has revised the disclosure on page F-26 of the Registration Statement.

10.	Please tell us the estimated IPO price range. To the extent that there is a significant difference between the estimated grant-date fair values of your common stock during the past twelve months and the estimated IPO price, please explain to us each significant factor contributing to the difference.

Response: The Company acknowledges the Staff’s request and undertakes to comply with it. Once the Company has determined an estimated IPO price range, the Company will inform the Staff of such range and if such estimated price range is significantly different from the estimated grant-date fair values of the Company’s common stock during the past twelve months, the Company will provide to the Staff additional information regarding the significant factors contributing to the difference in such fair values. The Company acknowledges that the Staff will defer its evaluation of any stock compensation issues until an estimated IPO price range has been determined and provided to the Staff.

Exhibits and Financial Statement Schedules, page II-3

11.	We note that you filed a request for confidential treatment for portions of exhibits to your draft registration statement. We will provide any comments on your request separately.

Response: The Company acknowledges that the Staff’s comments on the Company’s request for confidential treatment will be provided separately.

*        *        *

If you have any further questions or comments, or if you require any additional information, please contact the undersigned by telephone at (617) 526-6421. Thank you for your assistance.

Securities and Exchange Commission

September 30, 2015

Very truly yours,

/s/ Jason L. Kropp
Jason L. Kropp

cc:	Murugesan Shanmugaraj, Acacia Communications, Inc.

Janene Ásgeirsson, Acacia Communications, Inc.